                                    M FUNDS

                         Edinburgh Overseas Equity Fund
                            Turner Core Growth Fund
                       Frontier Capital Appreciation Fund
                           Enhanced U.S. Equity Fund

                               Semi-Annual Report
                                 June 30, 1998

                                      LOGO

M FUND, INC.
PRESIDENT'S LETTER

July 23, 1998

Dear Contract Owners:

We are pleased to present to you the M Fund, Inc. (the "Company") Semi-Annual Report dated June 30, 1998. The Company has been growing steadily during the course of 1998 with total assets under management reaching over $48 million as of June 30, 1998.

Sub-Advisers to the portfolios, under the direction of M Financial Investment Advisers, Inc., the investment adviser to the Company, have prepared the attached discussion of results for each portfolio of the Company for the period beginning January 1, 1998 in addition to their outlook for the last six months of 1998.

Sub-Advisers to the Company are: Brandes Investment Partners, L.P. for the Brandes International Equity Fund*, Turner Investment Partners, Inc. for the Turner Core Growth Fund, Frontier Capital Management Company, Inc. for the Frontier Capital Appreciation Fund, and Franklin Portfolio Associates LLC for the Enhanced U.S. Equity Fund.

The M Fund Board of Directors, in coordination with M Financial Investment Advisers, Inc. and M Fund's participating insurance carriers remain committed to providing opportunities to add value to shareholders.

Sincerely,

/s/ Daniel F. Byrne
DANIEL F. BYRNE
President
M Fund, Inc.

* Effective July 1, 1998, Brandes Investment Partners, L.P. replaced Edinburgh Fund Managers plc and the name of the Edinburgh Overseas Equity Fund was changed to Brandes International Equity Fund.

                         EDINBURGH OVERSEAS EQUITY FUND

     The Edinburgh Overseas Equity Fund returned 12.25% for the six months ended June 30, 1998. The MSCI EAFE Index returned 15.90% for the same period.

     The last quarter was characterized by a general flight to quality which resulted in further gains in the U.S. and Continental European markets and pronounced weakness in the emerging markets of the Pacific and Latin America.

     United Kingdom equities recorded a modest decline primarily due to the somewhat unexpected rise in short term interest rates and the negative impact which this is having on the manufacturing sector.

     In local terms the Japanese market was broadly unchanged. With economic activity levels continuing to contract and further problems emerging in the banking sector the Yen has exhibited further weakness against the U.S. Dollar.

     The sharp contraction now being seen in economic activity levels across Asia has led to a fall in all markets in the region. Currencies have also remained under pressure.

     Continental European markets have benefited from the recovery in economic activity in the core economies of France and Germany. Merger and acquisition activity has remained to the fore and high equity demand associated with the development of private sector pension plans remains a positive support.

     Despite the fundamentally stronger economic background, Latin American markets have been hit hard by the problems in Asia and also from the flight out of smaller stock markets. The continued weakness of oil prices has also been a negative factor, particularly in Mexico and Venezuela.

EDINBURGH FUND MANAGERS PLC
INVESTMENT SUB-ADVISER TO THE EDINBURGH OVERSEAS EQUITY FUND

                            TURNER CORE GROWTH FUND

     The Turner Core Growth Fund returned 20.56% for the six month period ended June 30, 1998. The Wilshire 5000 Stock Index returned 15.47% while the average growth stock fund tracked by Lipper Analytic Services returned 15.10% for the same period.

     While this rising tide of a stock market may lift all boats (the S&P 500 Index, for one, reached 38 all-time highs over the past six months), not all boats are lifted equally. In the period, growth stocks outperformed value stocks; the return of the Russell 3000 Growth Index, for instance, exceeded that of the Russell 3000 Value Index by 7.54 percentage points. The popularity of growth stocks enhanced the performance of the Turner Core Growth Fund's holdings, which have a Wall Street consensus earnings forecast of 17.8% in the next 12 months, as calculated by I/B/E/S International, versus about 12% for the Wilshire 5000 Stock Index.

     Altogether, the stock market reveled in near-perfect economic conditions. The U.S. economy entered its eighth consecutive year of expansion, with no recession yet in sight. Interest rates and inflation were low, a throwback to the 1950's and corporate earnings continued to grow at a steady pace, albeit less spectacularly than has been the rule over the past five years. Also, the market continued to be sustained by a mighty demographic force: baby boomers investing heavily in 40l(k) and Keogh plans and Individual Retirement Accounts to prepare for retirement -- a force that figures to fuel demand for stocks for a long time to come, in our judgment.

     We think the Turner Core Growth Fund is well positioned for the market environment ahead. As we have noted in previous reports, the historical pattern has been that when corporate earnings slow, companies with strong earnings prospects generate premium returns. As always, the Fund is invested in a diversified array of companies whose earnings meet or exceed Wall Street's consensus expectations, with minimal cash positions and sector weightings that closely approximate the sector weightings of the index.

TURNER INVESTMENT PARTNERS, INC.
INVESTMENT SUB-ADVISER TO THE TURNER CORE GROWTH FUND

                       FRONTIER CAPITAL APPRECIATION FUND

     The Frontier Capital Appreciation Fund returned 2.02% for the six months ended June 30, 1998. The Russell 2500 Stock Index returned 5.66% for the same period.

     Under performance relative to our index is a result of the capitalization weightings in the fund's portfolio. The best performing sector within the Russell 2500 has been those companies with market capitalizations over $1 billion. While this represents two-thirds of the index, it comprises just one-quarter of the fund's portfolio. Currently 42% of the portfolio is invested in companies that are less than $500 million in size, as compared to just 13% in the Russell 2500. These smaller companies have generated the lowest returns in the index. In summary, larger companies have outperformed smaller companies. The Fund is considerably overweighted in small cap companies. There is currently a preference for large cap companies in the market today and outperformance of large cap vs. small cap exists even within the small and mid cap index, the Russell 2500. However, we believe that this is also indicative of where the greatest inefficiencies and opportunities exist, which is precisely why we have chosen to overweight the smaller cap companies.

     The dominance of the large cap segment of the U.S. equity market has continued for some time now. We are currently in the eighth year of a bull market with economic uncertainty at its highest level in years. The problems in Southeast Asia have made it increasingly difficult for many companies, particularly larger, multinational companies, to sustain recent historically high growth rates. However, notwithstanding lower growth expectations for larger companies, they are, in aggregate, perceived as having earnings growth that is more certain than smaller sized companies and thus enjoy a premium for this certainty. In fact, it was the fourth quarter of 1997, following the Asian crisis, that large cap companies again resumed their out-performance after four previous months of significant under performance compared to smaller cap companies. Flow of investments into larger cap, more liquid companies by mutual funds and foreign investors has continued despite significant earnings estimate reductions for the companies in the S&P 500 Index during 1998. In periods of uncertainty, investors seek safety and liquidity. These preferences have resulted in recent high valuations of the large cap segment of the market, valuations which we believe are not sustainable and will revert in favor of small cap companies. We believe that eventually investors will be willing to accept increased liquidity risk to own companies whose earnings are expected to grow at a much faster rate than the companies in the S&P 500 Index.

FRONTIER CAPITAL MANAGEMENT CO., INC.
INVESTMENT SUB-ADVISER TO THE FRONTIER CAPITAL APPRECIATION FUND

                           ENHANCED U.S. EQUITY FUND

     The Enhanced U.S. Equity Fund returned 17.96% for the six months ended June 30, 1998. The S&P 500 Stock Index returned 17.71% for the same period.

     Active portfolio management in the U.S. large cap arena has become more challenging in recent years. Contributing to this difficult environment is the valuation levels of individual stocks and indices for which there is little, or no, historical precedent. Our approach helps mitigate this problem by focusing on relative differences in attractiveness of stocks, not absolute levels. The Fund has benefited from this approach, and in our rigorous application of a risk model to structure the holdings relative to the benchmark.

     We continue to view U.S. equities as being on the "rich" side in terms of valuation along traditional measures such as price to earnings ratios and yield. The positive performance of U.S. equities during the last three years has been the result of an almost ideal environment of steady growth and mild inflation. These conditions could continue for some time, although a historical perspective might suggest this expansion is getting a little "long in the tooth." We offer the caveat that market timing is not, in our view, an ingredient of most successful investment strategies. "Staying the course", with a well-chosen investment mix, suits most investors' needs and temperaments.

     Our outlook for the future is positive. We have demonstrated an ability to outperform most active managers in a difficult period for active management. In periods when active management outperforms indexing, we believe that we will outperform both our peers and indexing alternatives to a meaningful degree.

FRANKLIN PORTFOLIO ASSOCIATES, LLC
INVESTMENT SUB-ADVISER TO THE ENHANCED U.S. EQUITY FUND

EDINBURGH OVERSEAS EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
(PERCENTAGES OF NET ASSETS)
JUNE 30, 1998

                                                   VALUE
SHARES                                            (NOTE 1)
-------                                          ----------
          FOREIGN COMMON STOCKS - 90.5%

          ARGENTINA - 0.7%

    690   Inversiones y Representaciones SA
            GDR................................  $   20,096
  1,140   Telecom Argentina Stet - France
            Telecom SA ADR.....................      33,986
                                                 ----------

                                                     54,082
                                                 ----------
          AUSTRALIA - 2.1%

    800   AMP Limited*.........................       9,386

  3,000   Lend Lease Corp. Ltd. ...............      60,802

 34,000   Orogen Minerals......................      45,377
  8,000   Westpac Banking Corp. Ltd. ..........      48,915
                                                 ----------
                                                    164,480
                                                 ----------

          BRAZIL - 1.1%

  2,700   Centrais Electricas Brasileiras SA
            ADR................................      41,202

    270   Centrais Geradoras do Sul do Brasil
            SA - ADR*..........................       1,949

    400   Telecomunicacoes Brasileiras S.A. -
            Telebras ADR.......................      43,675
                                                 ----------

                                                     86,826
                                                 ----------

          DENMARK - 1.5%

  1,025   Den Danske Bank......................     123,116
                                                 ----------

          FRANCE - 10.7%

    800   AXA-UAP..............................      89,981

  1,030   Suez Lyonnaise Des Eaux-Dumez........     169,517

    200   Pinault-Printemps-Redoute SA.........     167,392

  2,000   Rhone-Poulenc SA.....................     112,808

    740   Societe Generale.....................     153,858

  1,250   Total SA Class B.....................     162,512
                                                 ----------

                                                    856,068
                                                 ----------

                                                   VALUE
SHARES                                            (NOTE 1)
-------                                          ----------

          GERMANY - 5.2%

  3,050   Bayer AG.............................  $  157,976

  2,490   Mannesmann AG........................     256,146
                                                 ----------

                                                    414,122
                                                 ----------

          HONG KONG - 0.7%

 80,000   Cathay Pacific Airways...............      56,273
                                                 ----------

          ITALY - 6.1%

 22,900   ENI SpA..............................     149,235

120,000   Montedison SpA.......................     148,569

 26,000   Telecom Italia SpA...................     190,023
                                                 ----------

                                                    487,827
                                                 ----------

          JAPAN - 10.5%

  3,000   Bridgestone Corp. ...................      71,140

  2,000   Canon, Inc. .........................      45,547

      5   East Japan Railway Co. ..............      23,569

  1,000   Fuji Photo Film......................      34,919

  1,000   Honda Motor Co. Ltd. ................      35,714

  1,000   Ito-Yokado Co. Ltd. .................      47,209

    440   Nichiei Co. Ltd. ....................      30,029

    500   Nintendo Co. Ltd. ...................      46,450

      9   Nippon Telegraph & Telephone.........      74,826

  1,000   Secom Co. Ltd. ......................      57,909

  3,000   Shiseido Company Ltd. ...............      34,182

  1,000   Sony Corp. ..........................      86,394

  5,000   Sumitomo Electric Industries.........      50,716

  2,000   Taisho Pharmaceutical Co. Ltd. ......      37,449

    700   Takefuji Corporation.................      32,389

    600   TDK Corp. - ADR*.....................      44,700

  2,000   Terumo Corp. ........................      31,810

                See accompanying notes to financial statements.

EDINBURGH OVERSEAS EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
(PERCENTAGES OF NET ASSETS)
JUNE 30, 1998

                                                   VALUE
SHARES                                            (NOTE 1)
-------                                          ----------
          FOREIGN COMMON STOCKS (CONTINUED)
          JAPAN (CONTINUED)
  2,100   Tohoku Electric Power Co., Inc. .....  $   31,048

  1,000   Toyota Motor Corp. ..................      25,954
                                                 ----------

                                                    841,954
                                                 ----------

          MALAYSIA - 0.3%

 20,000   Tanjong Plc..........................      27,709
                                                 ----------

          MEXICO - 0.6%

  8,240   Cemex SA de CV - Class CPO...........      30,812

  5,700   Kimberly Clark de Mexico SA de CV -
            Class A............................      20,173
                                                 ----------
                                                     50,985
                                                 ----------
          NETHERLANDS - 8.5%

  2,300   Baan Company, NV*....................      82,703

  3,660   ING Groep NV.........................     239,805

  4,785   Koninklijke Ahold NV.................     153,698

  5,300   Verenigde Nederlandse
            Uitgeversbedrijven Verenigd
            Bezit..............................     192,661
                                                 ----------

                                                    668,867
                                                 ----------

          PHILIPPINES - 0.2%

 14,000   Equitable Banking Corp. .............      19,472
                                                 ----------

          SINGAPORE - 0.8%

  6,120   Overseas Chinese Banking Corp. ......      20,829

  6,380   Singapore Press Holdings Ltd. .......      42,672
                                                 ----------

                                                     63,501
                                                 ----------

          SPAIN - 1.9%

  9,370   Iberdrola SA.........................     152,144
                                                 ----------

                                                   VALUE
SHARES                                            (NOTE 1)
-------                                          ----------

          SWEDEN - 6.0%

  7,600   Astra AB A...........................  $  155,335

 20,000   Nordbanken Holding AB................     146,709

  6,200   Telefonaktiebolaget LM Ericsson B....     181,141
                                                 ----------

                                                    483,185
                                                 ----------

          SWITZERLAND - 8.6%

     68   Baloise Holding Ltd.*................      55,765

    136   Baloise Holding Ltd. - Rights*.......     111,440

    108   Novartis AG..........................     179,988

    550   UBS AG - Registered*.................     204,820

    215   Zurich Versicherungs-Gesellschaft....     137,418
                                                 ----------

                                                    689,431
                                                 ----------

          THAILAND - 0.1%

 50,000   National Finance & Securities Public
            Co. Ltd.*..........................       3,910
                                                 ----------

          UNITED KINGDOM - 24.9%

  8,000   BAA Plc..............................      86,444

  2,700   Barclays Plc.........................      77,920

 13,000   British Aerospace Plc................      99,655

  8,900   British Petroleum Co. Plc............     129,910

 11,600   British Telecommunications Plc.......     143,361

 29,800   Centrica Plc*........................      50,267

  9,988   Diageo Plc...........................     118,435

  7,250   General Electric Plc.................      62,539

  6,400   GKN Plc..............................      81,608

  4,100   Glaxo Wellcome Plc...................     123,185

  6,200   Greenalls Group Plc..................      53,948

  3,700   HSBC Holdings Plc....................      93,988

  1,600   HSBC Holdings Plc (Hong Kong)........      39,133

  7,600   Kingfisher Plc.......................     122,485

  5,730   Legal and General Group Plc..........      61,198

                See accompanying notes to financial statements.

EDINBURGH OVERSEAS EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
(PERCENTAGES OF NET ASSETS)
JUNE 30, 1998

                                                   VALUE
SHARES                                            (NOTE 1)
-------                                          ----------
          FOREIGN COMMON STOCKS (CONTINUED)
          UNITED KINGDOM (CONTINUED)
 10,000   Lloyds TSB Group Plc.................  $  140,038

  5,000   Marks & Spencer Plc..................      45,552
  5,150   MEPC Plc.............................      45,327

  2,200   Provident Financial Plc..............      34,538

  7,900   Smithkline Beecham Plc...............      96,513

  6,600   Ti Group Plc.........................      50,153
  7,200   Unilever Plc.........................      76,718

  6,900   Vodafone Group Plc...................      87,638
  1,700   Zeneca Group Plc.....................      73,023
                                                 ----------

                                                  1,993,576
                                                 ----------

          TOTAL FOREIGN COMMON STOCKS (Cost
            $6,172,043)........................   7,237,528
                                                 ----------

   FACE                                   MATURITY     VALUE
  AMOUNT                          RATE      DATE      (NOTE 1)
----------                        -----   --------   ----------
             CONVERTIBLE FOREIGN BONDS - 2.3%
             FRANCE - 1.8%
1,380,000F   Finaxa.............  2.75%   01/01/06      148,370
                                                     ----------
             JAPAN - 0.5%
$   39,000   MBL International Finance -
             (Bermuda)..........  3.00%   11/30/02       37,391
                                                     ----------
             TOTAL CONVERTIBLE FOREIGN BONDS (Cost
               $124,946)..........................      185,761
                                                     ----------
             TOTAL INVESTMENTS - 92.8% (Cost
               $6,296,989)........................    7,423,289
             Other Assets and Liabilities
               (net) - 7.2%.......................      578,483
                                                     ----------

             NET ASSETS - 100.0%..................   $8,001,772
                                                     ==========

            NOTES TO THE PORTFOLIO OF INVESTMENTS:

            ADR American Depositary Receipt
            GDR Global Depositary Receipt
            F French Franc
            * Non-income producing security.

                See accompanying notes to financial statements.

EDINBURGH OVERSEAS EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
(PERCENTAGES OF NET ASSETS)
JUNE 30, 1998

At June 30, 1998, industry sector diversification of the Edinburgh Overseas Equity Fund's investments as a percentage of net assets was as follows:

                                            PERCENTAGE OF
             INDUSTRY SECTOR                 NET ASSETS
             ---------------                -------------
Banking...................................      13.8%
Insurance.................................      10.7
Pharmaceuticals...........................       7.5
Oil & Gas.................................       6.1
Chemicals.................................       5.2
Telephone Systems.........................       4.8
Retailers.................................       4.8
Communications............................       4.6
Heavy Machinery...........................       3.2
Media - Broadcasting & Publishing.........       2.9
Electric Utilities........................       2.8
Automotive................................       2.7
Electronics...............................       2.4
Municipal Services........................       2.1
Electrical Equipment......................       2.0
Food Retailers............................       1.9
Commercial Services.......................       1.7
Real Estate...............................       1.6
Beverages, Food & Tobacco.................       1.5
Cosmetics & Personal Care.................       1.4
Financial Services........................       1.3
Aerospace & Defense.......................       1.3
Medical Supplies..........................       1.2
Computer Software & Processing............       1.0
Entertainment & Leisure...................       0.9
Airlines..................................       0.7
Restaurants...............................       0.7
Metals....................................       0.6
Household Products........................       0.4
Building Materials........................       0.4
Transportation............................       0.3
Forest Products & Paper...................       0.3
                                                ----
                                                92.8%
                                                ====

                See accompanying notes to financial statements.

TURNER CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
(PERCENTAGES OF NET ASSETS)
JUNE 30, 1998

                                                  VALUE
SHARES                                           (NOTE 1)
------                                          ----------
         COMMON STOCKS - 95.6%
         ADVERTISING - 0.8%
1,640    Outdoor Systems, Inc. ...............  $   45,920
                                                ----------
         AIRLINES - 1.8%
  710    AMR Corporation*.....................      59,107
  590    US Airways Group, Inc.*..............      46,757
                                                ----------
                                                   105,864
                                                ----------
         APPAREL RETAILERS - 0.5%
  710    Abercrombie & Fitch Co. - Class A*...      31,240
                                                ----------
         AUTOMOTIVE - 1.9%
1,110    Federal-Mogul Corp. .................      74,925
  710    Ford Motor Co. ......................      41,890
                                                ----------
                                                   116,815
                                                ----------
         BANKING - 6.1%
  986    Associates First Capital Corp. ......      75,799
  780    Chase Manhattan Corp. ...............      58,890
  351    First Union Corp. ...................      20,449
1,900    Heller Financial, Inc.*..............      57,000
  970    Mellon Bank Corp. ...................      67,536
  630    SunTrust Banks, Inc. ................      51,227
  900    U.S. BanCorp.........................      38,700
                                                ----------
                                                   369,601
                                                ----------
         BEVERAGES, FOOD & TOBACCO - 2.3%
  860    McCormick & Co., Inc. ...............      30,718
  910    Pepsico, Inc. .......................      37,481
   60    Quaker Oats Co. .....................       3,296
  320    Ralston-Ralston Purina Group.........      37,380
1,270    Whitman Corp. .......................      29,131
                                                ----------
                                                   138,006
                                                ----------

                                                  VALUE
SHARES                                           (NOTE 1)
------                                          ----------
         BUILDING MATERIALS - 1.4%
1,000    Lowe's Companies, Inc. ..............  $   40,563
  600    Southdown, Inc. .....................      43,539
                                                ----------
                                                    84,102
                                                ----------
         CHEMICALS - 1.4%
1,170    Dupont (E.I.) de Nemours.............      87,311
                                                ----------
         COMMERCIAL SERVICES - 3.0%
2,420    Allied Waste Industries, Inc.*.......      58,080
1,550    Paychex, Inc. .......................      63,066
  900    Sylvan Learning Systems, Inc.*.......      29,475
  795    United Rentals, Inc.*................      33,390
                                                ----------
                                                   184,011
                                                ----------
         COMMUNICATIONS - 2.9%
1,210    AirTouch Communications*.............      70,709
  570    Ascend Communications, Inc.*.........      28,251
  680    CIENA Corp.*.........................      47,345
  670    McLeodUSA, Inc. Class A*.............      26,046
                                                ----------
                                                   172,351
                                                ----------
         COMPUTER SOFTWARE & PROCESSING - 13.6%
  650    America Online, Inc. ................      68,900
  440    BMC Software, Inc. ..................      22,853
1,170    Cisco Systems, Inc. .................     107,713
1,030    Computer Associates International,
           Inc. ..............................      57,229
1,480    Compuware Corp.*.....................      75,665
  780    DST Systems, Inc.*...................      43,680
  570    Fiserv, Inc.*........................      24,207
1,600    HBO & Co. ...........................      56,400
  500    Intuit, Inc.*........................      30,625
1,140    Microsoft Corp. .....................     123,548

                See accompanying notes to financial statements.

TURNER CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
(PERCENTAGES OF NET ASSETS)
JUNE 30, 1998

                                                  VALUE
SHARES                                           (NOTE 1)
------                                          ----------
         COMMON STOCKS (CONTINUED)
         COMPUTER SOFTWARE & PROCESSING (CONTINUED)
  990    Network Associates, Inc. ............  $   47,396
  610    Peoplesoft*..........................      28,670
1,610    Sungard Data Systems, Inc.*..........      61,784
  870    VERITAS Software Corp.*..............      35,996
  230    Yahoo! Inc.*.........................      36,225
                                                ----------
                                                   820,891
                                                ----------
         COMPUTERS & INFORMATION - 2.7%
  500    Comverse Technology, Inc.*...........      25,938
  820    Dell Computer Corp. .................      76,106
  640    EMC Corp. ...........................      28,680
  720    Storage Technology Corp. ............      31,230
                                                ----------
                                                   161,954
                                                ----------
         CONGLOMERATES - 2.0%
1,130    Republic Industries, Inc.*...........      28,250
1,490    Tyco International Ltd. .............      93,870
                                                ----------
                                                   122,120
                                                ----------
         COSMETICS & PERSONAL CARE - 3.2%
  560    Avon Products, Inc. .................      43,400
  570    Colgate-Palmolive Co. ...............      50,160
1,050    Gillette Co. ........................      59,522
1,660    The Dial Corp. ......................      43,056
                                                ----------
                                                   196,138
                                                ----------
         ELECTRIC UTILITIES - 0.8%
  880    AES Corp.*...........................      46,255
                                                ----------
         ELECTRICAL EQUIPMENT - 0.5%
  770    Kuhlman Corp. .......................      30,463
                                                ----------

                                                  VALUE
SHARES                                           (NOTE 1)
------                                          ----------
         ELECTRONICS - 1.7%
  955    Intel Corp. .........................  $   70,789
  660    PMC-Sierra, Inc.*....................      30,938
                                                ----------
                                                   101,727
                                                ----------
         ENTERTAINMENT & LEISURE - 0.8%
  450    Walt Disney Co. .....................      47,278
                                                ----------
         ENVIRONMENTAL CONTROLS - 0.7%
  860    USA Waste Services, Inc.*............      42,463
                                                ----------
         FINANCIAL SERVICES - 4.4%
  800    American Express Co. ................      91,200
1,070    Morgan Stanley, Dean Witter & Co. ...      97,771
  980    Providian Financial Corp. ...........      76,991
                                                ----------
                                                   265,962
                                                ----------
         FOOD RETAILERS - 0.5%
  520    Starbucks Corporation*...............      27,787
                                                ----------
         HEALTH CARE PROVIDERS - 0.8%
  780    Universal Health Services, Inc. -
           Class B*...........................      45,532
                                                ----------
         HEAVY CONSTRUCTION - 1.1%
1,970    McDermott International, Inc. .......      67,842
                                                ----------
         HOME CONSTRUCTION, FURNISHINGS &
           APPLIANCES - 0.9%
  655    Home Depot...........................      54,406
                                                ----------
         HOUSEHOLD PRODUCTS - 3.3%
  740    Black & Decker Corp. ................      45,140
1,125    Illinois Tool Works, Inc. ...........      75,023
  870    Procter & Gamble Co. ................      79,224
                                                ----------
                                                   199,387
                                                ----------

                See accompanying notes to financial statements.

TURNER CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
(PERCENTAGES OF NET ASSETS)
JUNE 30, 1998

                                                  VALUE
SHARES                                           (NOTE 1)
------                                          ----------
         COMMON STOCKS (CONTINUED)
         INSURANCE - 5.3%
1,230    Ace Ltd. ............................  $   47,970
  770    Equitable Companies, Inc. ...........      57,702
  550    EXEL Ltd. ...........................      42,797
  430    Mercury General Corp.*...............      27,708
  250    Progressive Corp. ...................      35,250
1,795    Travelers Group......................     108,822
                                                ----------
                                                   320,249
                                                ----------
         MEDIA - BROADCASTING & PUBLISHING - 2.0%
  560    Clear Channel Communications,
           Inc.*..............................      61,110
1,180    Cox Communications, Inc. - Class
           A*.................................      57,156
                                                ----------
                                                   118,266
                                                ----------
         MEDICAL SUPPLIES - 2.7%
  545    Becton, Dickinson & Co. .............      42,306
  860    Boston Scientific Corp.*.............      61,597
  920    Medtronics, Inc. ....................      58,650
                                                ----------
                                                   162,553
                                                ----------
         METALS - 1.4%
1,070    Danaher Corp. .......................      39,256
  740    Masco Corp. .........................      44,770
                                                ----------
                                                    84,026
                                                ----------
         OFFICE EQUIPMENT - 1.2%
  740    Xerox Corp. .........................      75,203
                                                ----------
         OIL & GAS - 6.6%
3,120    EEX Corp.*...........................      29,250
1,600    El Paso Natural Gas Co. .............      61,200
1,345    Exxon................................      95,915
  960    Mobil Corp. .........................      73,560

                                                  VALUE
SHARES                                           (NOTE 1)
------                                          ----------
         OIL & GAS (CONTINUED)
1,590    Royal Dutch Petroleum Co. ...........  $   87,152
1,474    Williams Companies, Inc. ............      49,748
                                                ----------
                                                   396,825
                                                ----------
         PHARMACEUTICALS - 7.0%
  620    Bristol-Myers Squibb Co. ............      71,261
  700    McKesson Corporation.................      56,875
  700    Merck & Co, Inc. ....................      93,625
  890    Pfizer, Inc. ........................      96,732
  450    Schering-Plough Corp. ...............      41,231
  930    Warner Lambert Co. ..................      64,519
                                                ----------
                                                   424,243
                                                ----------
         RESTAURANTS - 0.9%
  820    McDonald's Corporation...............      56,580
                                                ----------
         RETAILERS - 3.4%
1,110    CVS Corp. ...........................      43,221
  460    Kohl's Corp.*........................      23,862
  760    Office Depot, Inc.*..................      23,987
1,400    Safeway, Inc. .......................      56,963
1,420    Walgreen Co. ........................      58,664
                                                ----------
                                                   206,697
                                                ----------
         TELEPHONE SYSTEMS - 4.4%
  740    Intermedia Communications, Inc.*.....      31,034
1,700    Qwest Communications International,
           Inc.*..............................      59,288
1,230    Sprint Corp. ........................      86,715
1,820    WorldCom, Inc.*......................      88,156
                                                ----------
                                                   265,193
                                                ----------

                See accompanying notes to financial statements.

TURNER CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
(PERCENTAGES OF NET ASSETS)
JUNE 30, 1998

                                                  VALUE
SHARES                                           (NOTE 1)
------                                          ----------
         COMMON STOCKS (CONTINUED)
         TEXTILES, CLOTHING & FABRICS - 0.9%
  980    Sara Lee Corp........................  $   54,819
                                                ----------
         TRANSPORTATION - 0.7%
1,020    Carnival Corp. Class A...............      40,418
                                                ----------
         TOTAL INVESTMENTS - 95.6% (Cost
           $4,680,044)........................   5,770,498
         Other Assets and Liabilities
           (net) - 4.4%.......................     264,709
                                                ----------
         NET ASSETS - 100.0%..................  $6,035,207
                                                ==========
         NOTES TO THE PORTFOLIO OF
           INVESTMENTS:
         * Non-income producing security.

                See accompanying notes to financial statements.

FRONTIER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
(PERCENTAGES OF NET ASSETS)
JUNE 30, 1998

                                                  VALUE
SHARES                                          (NOTE 1)
------                                         -----------
         COMMON STOCKS - 92.2%

         AEROSPACE & DEFENSE - 1.0%

6,000    Orbital Sciences Corp.*.............  $   224,250
                                               -----------

         AIRLINES - 0.6%

5,120    American West Holdings Corp.*.......      146,240
                                               -----------

         BANKING - 0.8%

9,700    Advanta Corp. - Class B.............      192,788
                                               -----------

         BEVERAGES, FOOD & TOBACCO - 1.1%

16,200   Northland Cranberries, Inc. - Class
           A.................................      250,088
                                               -----------

         BUILDING MATERIALS - 1.3%

6,860    Cameron Ashley Building Products*...      115,763

7,910    Elcor Corp. ........................      199,727
                                               -----------

                                                   315,490
                                               -----------

         CHEMICALS - 2.0%

32,500   Compass Plastics & Technologies,
           Inc.*.............................       73,125

7,330    Hexcel Corp.*.......................      165,841
3,300    Lesco, Inc. ........................       61,875
5,300    Rubbermaid, Inc. ...................      175,894
                                               -----------

                                                   476,735
                                               -----------

         COMMERCIAL SERVICES - 5.7%

3,400    Analytical Surveys, Inc.*...........      124,525

8,700    Angelica Corp. .....................      182,700

34,000   Celgene Corp.*......................      361,250

7,400    Computer Learning Centers, Inc.*....      184,075

7,500    Jostens, Inc. ......................      180,937

11,500   Lo-Jack Corp.*......................      143,031

9,300    Quanta Services, Inc.*..............      136,594

1,200    Stone & Webster, Inc. ..............       47,550
                                               -----------

                                                 1,360,662
                                               -----------

                                                  VALUE
SHARES                                          (NOTE 1)
------                                         -----------

         COMMUNICATIONS - 10.9%

6,700    360 Communications Co.*.............  $   214,400

11,200   ACE*COMM Corp.*.....................       63,000

5,620    ADC Telecommunications, Inc.*.......      205,305

3,680    AirTouch Communications*............      215,050

8,200    ANTEC Corp.*........................      190,138

31,930   Arch Communications Group, Inc.*....      125,724

6,600    Cable Design Technologies*..........      136,125

9,000    Digital Microwave Corp. ............       65,250

7,200    Harmon Industries, Inc. ............      171,000

11,900   Intervoice, Inc.*...................      211,225

7,100    Newbridge Network Corp.*............      169,956

4,000    Omnipoint Corp.*....................       91,750

8,500    Paging Network, Inc.*...............      119,000

10,700   PictureTel Corporation*.............       98,975

9,100    Tollgrade Communications, Inc.*.....      234,325

6,630    Transaction Network Services,
           Inc.*.............................      139,644

4,700    Xylan Corporation*..................      140,119
                                               -----------

                                                 2,590,986
                                               -----------

         COMPUTER SOFTWARE & PROCESSING - 14.1%

4,700    Ansoft Corp.*.......................       54,638

10,300   ANSYS, Inc.*........................      101,713

8,750    BARRA, Inc.*........................      214,375

4,200    FileNet Corp.*......................      121,275

5,200    FORE Systems, Inc.*.................      137,800

1,400    GTech Holdings Corp.*...............       47,163

11,700   Information Resources, Inc.*........      216,450

24,300   ISG International Software Group
           Ltd.*.............................      249,075

5,200    Kronos, Inc.*.......................      188,500

7,940    Level 8 Systems, Inc.*..............       71,460

32,200   Mentor Graphics Corp.*..............      340,112

4,561    Network Associates, Inc. ...........      218,358

                See accompanying notes to financial statements.

FRONTIER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
(PERCENTAGES OF NET ASSETS)
JUNE 30, 1998

                                                  VALUE
SHARES                                          (NOTE 1)
------                                         -----------
         COMMON STOCKS (CONTINUED)
         COMPUTER SOFTWARE & PROCESSING (CONTINUED)
5,800    Network Equipment Technology,
           Inc.*.............................  $    90,988

5,600    Project Software & Development,
           Inc.*.............................      112,350

7,550    Sandisk Corp.*......................      104,284

11,600   STB Systems, Inc.*..................      145,000

2,800    Synopsys, Inc.*.....................      128,100

15,300   System Software Associates, Inc.*...      109,012

2,800    Tecnomatix Technologies Ltd.*.......       56,000

21,460   The Learning Co., Inc.*.............      635,752
                                               -----------

                                                 3,342,405
                                               -----------

         COMPUTERS & INFORMATION - 3.0%

13,800   Box Hill Systems Corp.*.............       95,738

7,200    Data General Corp.*.................      107,550

6,730    Evans & Sutherland Computer Co.*....      169,512

11,600   In Focus Systems, Inc. .............       81,925

6,500    Seagate Technology, Inc. ...........      154,781

2,800    Telxon Corp. .......................       90,650
                                               -----------

                                                   700,156
                                               -----------

         CONTAINERS & PACKAGING - 0.7%
11,390   US Can Corp.*.......................      167,291
                                               -----------
         COSMETICS & PERSONAL CARE - 0.4%

4,480    Wesley Jessen VisionCare, Inc.*.....      103,600
                                               -----------

         ELECTRIC UTILITIES - 0.8%

5,260    Calenergy, Inc.*....................      158,129
                                               -----------

         ELECTRICAL EQUIPMENT - 1.1%

8,400    Artesyn Technologies, Inc.*.........      134,400
3,900    SBS Technologies, Inc.*.............      117,488
                                               -----------

                                                   251,888
                                               -----------

                                                  VALUE
SHARES                                          (NOTE 1)
------                                         -----------

         ELECTRONICS - 11.1%

10,600   American Superconductor Corp.*......  $   127,200

7,400    Analog Devices, Inc.*...............      181,762

10,300   Applied Micro Circuits Corp.*.......      266,512

5,100    Atmel Corp.*........................       69,488

2,200    Black Box Corp.*....................       73,013

15,400   Cypress Semiconductor Corp.*........      128,012

5,800    Essex International, Inc.*..........      137,025

5,800    Exar Corp.*.........................      121,800

14,500   FARO Technologies, Inc.*............      153,156

2,850    Harman International Industries.....      109,725

3,020    Lattice Semiconductor*..............       85,787

4,100    Level One Communications, Inc.*.....       96,350

9,930    LSI Logic*..........................      229,011

4,800    Microchip Technology, Inc.*.........      125,400

3,900    Read-Rite Corp.*....................       35,344

2,610    Rogers Corp.*.......................       86,130

4,400    SpeedFam International, Inc.*.......       81,125

8,600    TelCom Semiconductor, Inc.*.........       44,075

18,860   Trimble Navigation Ltd.*............      305,296

10,770   VLSI Technology*....................      180,734
                                               -----------

                                                 2,636,945
                                               -----------

         ENTERTAINMENT & LEISURE - 3.2%

14,900   American Coin Merchandising,
           Inc.*.............................      294,275

20,380   Galoob Lewis Toys, Inc.*............      203,800

8,220    International Game Technology.......      199,335

10,610   Sodak Gaming*.......................       66,313
                                               -----------

                                                   763,723
                                               -----------

         FOREST PRODUCTS & PAPER - 2.7%

15,200   Gaylord Container Corp. - Class
           A*................................      116,850

13,160   Louisiana Pacific Corp..............      240,170

                See accompanying notes to financial statements.

FRONTIER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
(PERCENTAGES OF NET ASSETS)
JUNE 30, 1998

                                                  VALUE
SHARES                                          (NOTE 1)
------                                         -----------
         COMMON STOCKS (CONTINUED)
         FOREST PRODUCTS & PAPER (CONTINUED)
8,800    Stone Container Corp.*..............  $   137,500

4,300    Willamette Industries, Inc..........      137,600
                                               -----------

                                                   632,120
                                               -----------

         HEALTH CARE PROVIDERS - 2.5%
9,200    Apple Orthodontix, Inc.*............       55,200

3,200    Coventry Health Care, Inc.*.........       47,600

7,100    Laser Vision Centers, Inc.*.........       86,088

4,600    Lincare Holdings, Inc.*.............      193,487

6,200    Sunrise Assisted Living, Inc.*......      213,125
                                               -----------

                                                   595,500
                                               -----------

         HEAVY CONSTRUCTION - 0.4%

11,680   Perini Corp.*.......................      100,010
                                               -----------

         HEAVY MACHINERY - 2.8%

8,920    Brown & Sharpe Manufacturing Co.*...      107,040
13,700   Central Sprinkler Corp.*............      109,600

26,630   Insituform Technologies*............      368,658

3,500    Lam Research Corp.*.................       66,937
                                               -----------

                                                   652,235
                                               -----------

         HOME CONSTRUCTION, FURNISHINGS &
           APPLIANCES - 1.1%

9,400    Heilig-Meyers Co....................      115,737

6,200    Virco Manufacturing Corp............      139,500
                                               -----------

                                                   255,237
                                               -----------
         INSURANCE - 1.2%

3,090    Conseco, Inc........................      144,457
3,100    HCC Insurance Holdings, Inc.........       68,200

2,480    United Wisconsin Services...........       70,370
                                               -----------

                                                   283,027
                                               -----------

                                                  VALUE
SHARES                                          (NOTE 1)
------                                         -----------

         MEDIA - BROADCASTING & PUBLISHING - 3.7%

  900    Gibson Greetings, Inc.*.............  $    22,500

11,730   Mail-Well, Inc. ....................      254,394

30,100   Network Event Theater, Inc.*........      127,925

1,400    Scholastic Corp.*...................       55,825

7,320    Scientific Games Holdings Corp.*....      168,360

4,340    Viacom, Inc. - Class B*.............      252,805
                                               -----------

                                                   881,809
                                               -----------

         MEDICAL SUPPLIES - 0.7%

5,700    Merit Medical Systems, Inc.*........       50,587

10,800   Visible Genetics Inc.*..............      106,650
                                               -----------

                                                   157,237
                                               -----------

         MEDICAL & BIO-TECHNOLOGY - 2.3%

11,040   Neoprobe Corp.*.....................       30,360

8,700    VISX, Inc.*.........................      517,650
                                               -----------

                                                   548,010
                                               -----------

         METALS - 4.5%

21,370   Birmingham Steel Corp. .............      264,454

1,420    Carpenter Technology................       71,355

4,300    CommScope, Inc.*....................       69,606

5,400    J&L Specialty Steel, Inc. ..........       32,062

7,950    Oregon Steel Mills..................      148,069

6,000    Quanex Corp. .......................      181,875

2,800    Reliance Steel & Aluminum Co. ......      108,150

9,300    Synalloy Corp. .....................      125,550

1,100    Texas Industries, Inc. .............       58,300
                                               -----------

                                                 1,059,421
                                               -----------

         OIL & GAS - 2.0%

4,470    Carbo Ceramics, Inc. ...............      152,538

4,480    COHO Energy, Inc.*..................       30,240

                See accompanying notes to financial statements.

FRONTIER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
(PERCENTAGES OF NET ASSETS)
JUNE 30, 1998

                                                  VALUE
SHARES                                          (NOTE 1)
------                                         -----------
         COMMON STOCKS (CONTINUED)
         OIL & GAS (CONTINUED)
4,225    Louis Dreyfus Natural Gas Corp.*....  $    80,011

4,780    Noble Drilling Corp.*...............      115,019
1,700    Vastar Resources, Inc. .............       74,269
2,770    Wiser Oil Co. ......................       30,643
                                               -----------

                                                   482,720
                                               -----------

         PHARMACEUTICALS - 2.3%
6,100    Alkermes, Inc.*.....................      109,038
17,700   Cellegy Pharmaceuticals, Inc.*......       98,456

19,030   DUSA Pharmaceuticals, Inc.*.........      129,642

8,700    Protein Design Labs, Inc.*..........      209,615
                                               -----------

                                                   546,751
                                               -----------
         REAL ESTATE - 3.0%
3,700    Boston Properties, Inc. - REIT......      127,650

14,080   CB Richard Ellis Services Group,
           Inc.*.............................      470,800

  195    Horizon Group Properties,
           Inc. - REIT*......................        1,286

1,500    LaSalle Partners, Inc.*.............       66,750
3,900    Prime Retail, Inc. - REIT...........       46,556
                                               -----------
                                                   713,042
                                               -----------

         RETAILERS - 0.8%

4,300    Claire's Stores, Inc................       88,150

15,200   National Vision Associates, Ltd.*...      100,700
                                               -----------

                                                   188,850
                                               -----------

                                                  VALUE
SHARES                                          (NOTE 1)
------                                         -----------

         TELEPHONE SYSTEMS - 1.3%

4,400    Century Communications Corp.*.......  $    82,500

8,300    Periphonics Corporation*............      104,269

6,140    Western Wireless Corp. - Class A*...      122,416
                                               -----------

                                                   309,185
                                               -----------

         TEXTILES, CLOTHING & FABRICS - 1.2%

25,000   Hartmarx Corp.*.....................      189,063

2,800    Unifi, Inc. ........................       95,900
                                               -----------

                                                   284,963
                                               -----------

         TRANSPORTATION - 1.9%

10,300   ABC Rail Products Corp.*............      177,675

8,600    Celadon Group, Inc.*................      163,400

3,370    USFreightways Corp. ................      110,683
                                               -----------

                                                   451,758
                                               -----------

         TOTAL INVESTMENTS - 92.2% (Cost
           $20,851,923)......................   21,823,251

         Other Assets and Liabilities
           (net) - 7.8%......................    1,855,236
                                               -----------

         NET ASSETS - 100.0%.................  $23,678,487
                                               ===========

       NOTES TO THE PORTFOLIO OF INVESTMENTS:
       REIT - Real Estate Investment Trust
       * Non-income producing security.

                See accompanying notes to financial statements.

ENHANCED U.S. EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
(PERCENTAGES OF NET ASSETS)
JUNE 30, 1998

                                                  VALUE
SHARES                                          (NOTE 1)
------                                         -----------
         COMMON STOCKS - 97.7%

         AEROSPACE & DEFENSE - 1.7%

1,200    General Dynamics....................  $    55,800
1,100    Lockheed Martin Corp. ..............      116,462
                                               -----------
                                                   172,262
                                               -----------

         AIRLINES - 0.6%
  600    AMR Corporation*....................       49,950

  200    FDX Corp.*..........................       12,550
                                               -----------

                                                    62,500
                                               -----------

         APPAREL RETAILERS - 0.4%

  946    Abercrombie & Fitch Co. - Class
           A*................................       41,624
                                               -----------
         AUTOMOTIVE - 3.4%
  500    Dana Corp. .........................       26,750

5,500    Ford Motor Co. .....................      324,500
                                               -----------

                                                   351,250
                                               -----------

         BANKING - 9.1%
1,441    Associates First Capital Corp. .....      110,777
3,300    Banc One Corp. .....................      184,181

2,400    BankAmerica Corp. ..................      207,450

  100    Bankers Trust New York Corp. .......       11,606
  600    First Union Corp. ..................       34,950

  100    Golden West Financial Corp. ........       10,631
1,100    H.F. Ahmanson & Co. ................       78,100

3,800    Nationsbank Corp. ..................      290,700

  500    Norwest Corp. ......................       18,688
                                               -----------

                                                   947,083
                                               -----------
         BEVERAGES, FOOD & TOBACCO - 2.6%

  400    Adolph Coors Co. ...................       13,600
  400    Coca-Cola Co. ......................       34,200

                                                  VALUE
SHARES                                          (NOTE 1)
------                                         -----------
         BEVERAGES, FOOD & TOBACCO (CONTINUED)

  400    Dole Food Company...................  $    19,875

1,500    Philip Morris Co. ..................       59,063

2,700    Quaker Oats Co. ....................      148,331
                                               -----------

                                                   275,069
                                               -----------

         BUILDING & CONSTRUCTION - 0.8%

2,200    Centex Corp. .......................       83,050
                                               -----------

         CHEMICALS - 1.9%

  300    B.F. Goodrich Co. ..................       14,887

1,600    Dow Chemical........................      154,700

  300    Nalco Chemical Co. .................       10,538

  600    Rubbermaid, Inc. ...................       19,912
                                               -----------

                                                   200,037
                                               -----------

         COMMERCIAL SERVICES - 1.8%

  300    AccuStaff, Inc.*....................        9,375

4,000    Dun & Bradstreet Corp. .............      144,500

  700    Fluor Corp. ........................       35,700
                                               -----------

                                                   189,575
                                               -----------

         COMMUNICATIONS - 5.1%

4,800    AirTouch Communications*............      280,500

2,964    Lucent Technologies.................      246,568
                                               -----------

                                                   527,068
                                               -----------

         COMPUTER SOFTWARE & PROCESSING - 2.8%

  500    Automatic Data Processing, Inc. ....       36,438

1,200    Deluxe Corp. .......................       42,975

1,700    Microsoft Corp. ....................      184,237

1,300    Oracle Corp. .......................       31,931
                                               -----------

                                                   295,581
                                               -----------

                See accompanying notes to financial statements.

ENHANCED U.S. EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
(PERCENTAGES OF NET ASSETS)
JUNE 30, 1998

                                                  VALUE
SHARES                                          (NOTE 1)
------                                         -----------
         COMMON STOCKS (CONTINUED)
         COMPUTERS & INFORMATION - 3.1%

4,300    Apple Computer, Inc.*...............  $   123,356

3,400    Compaq Computer.....................       96,475
1,500    EMC Corp. ..........................       67,219
  900    Tech Data Corp.*....................       38,587
                                               -----------

                                                   325,637
                                               -----------
         CONGLOMERATES - 2.9%

  700    Raychem Corp. ......................       20,694

4,500    Tyco International Ltd. ............      283,500
                                               -----------

                                                   304,194
                                               -----------

         CONTAINERS & PACKAGING - 0.9%
  800    Avery-Dennison Corp. ...............       43,000

1,100    Crown Cork & Seal, Inc. ............       52,250
                                               -----------

                                                    95,250
                                               -----------

         ELECTRIC UTILITIES - 4.2%

  400    American Electric Power Co.,
           Inc. .............................       18,150

  100    Baltimore Gas and Electric Co. .....        3,106
2,100    DTE Energy Company .................       84,787

1,100    FPL Group, Inc. ....................       69,300

3,211    Houston Industries, Inc. ...........       99,140

  900    PP&L Resources, Inc. ...............       20,419

3,000    Public Service Enterprise Group,
           Inc. .............................      103,312
1,300    Southern Company ...................       35,994
                                               -----------
                                                   434,208
                                               -----------

         ELECTRICAL EQUIPMENT - 0.4%

  800    Thomas & Betts Corp. ...............       39,400
                                               -----------

                                                  VALUE
SHARES                                          (NOTE 1)
------                                         -----------

         ELECTRONICS - 0.8%

  100    Harris Corporation..................  $     4,469

  500    Intel Corp. ........................       37,062

  800    Motorola, Inc. .....................       42,050
                                               -----------

                                                    83,581
                                               -----------

         ENTERTAINMENT & LEISURE - 1.1%

1,100    Walt Disney Co. ....................      115,569
                                               -----------

         FINANCIAL SERVICES - 4.3%

2,500    Federal Home Loan Mortgage Corp. ...      117,656

  400    Federal National Mortgage
           Association.......................       24,300

3,360    Morgan Stanley, Dean Witter &
           Co. ..............................      307,020
                                               -----------

                                                   448,976
                                               -----------

         FOOD RETAILERS - 3.4%

2,200    Albertson's, Inc. ..................      113,988

7,587    Archer-Daniels-Midland..............      146,998

  400    Interstate Bakeries Corp. ..........       13,275

1,700    Supervalu, Inc. ....................       75,438
                                               -----------

                                                   349,699
                                               -----------

         FOREST PRODUCTS & PAPER - 1.0%

2,200    IKON Office Solutions, Inc. ........       32,037

  700    Mead Corp. .........................       22,225

  700    Tenneco, Inc. ......................       26,644

  500    Union Camp Corp. ...................       24,813
                                               -----------

                                                   105,719
                                               -----------

         HEALTH CARE PROVIDERS - 0.8%

1,000    Beverly Enterprises, Inc.*..........       13,813

2,700    Healthsouth Corp. ..................       72,056
                                               -----------

                                                    85,869
                                               -----------

                See accompanying notes to financial statements.

ENHANCED U.S. EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
(PERCENTAGES OF NET ASSETS)
JUNE 30, 1998

                                                  VALUE
SHARES                                          (NOTE 1)
------                                         -----------
         COMMON STOCKS (CONTINUED)
         HEAVY CONSTRUCTION - 0.0%

  100    McDermott International, Inc. ......  $     3,444
                                               -----------

         HEAVY MACHINERY - 3.4%

2,600    Caterpiller, Inc. ..................      137,475

1,200    Cooper Industries, Inc. ............       65,925

  200    Deere & Co. ........................       10,575

  600    Dover Corp. ........................       20,550
1,500    Ingersoll Rand Co. .................       66,094

1,000    Parker-Hannifin Corp. ..............       38,125

  200    WW Grainger, Inc. ..................        9,962
                                               -----------
                                                   348,706
                                               -----------
         HOME CONSTRUCTION, FURNISHINGS & APPLIANCES -
           3.0%

2,650    Home Depot..........................      220,116
1,300    Whirlpool Corp. ....................       89,375
                                               -----------
                                                   309,491
                                               -----------

         HOUSEHOLD PRODUCTS - 0.4%

  400    Procter & Gamble Co. ...............       36,425
                                               -----------

         INSURANCE - 9.3%

1,900    Allstate Corp. .....................      173,969

2,000    American International Group........      292,000

1,800    Conseco, Inc. ......................       84,150

  200    General Re Corp. ...................       50,700

  300    Jefferson Pilot Corp. ..............       17,381

  300    Marsh & McLennan Co., Inc. .........       18,131

3,148    Travelers Group.....................      190,848

2,200    United Healthcare Corp. ............      139,700
                                               -----------
                                                   966,879
                                               -----------

                                                  VALUE
SHARES                                          (NOTE 1)
------                                         -----------

         MEDIA - BROADCASTING & PUBLISHING - 3.3%

  300    Dow Jones & Co., Inc. ..............  $    16,725

1,300    Gannett Co, Inc. ...................       92,381

  900    Knight-Ridder, Inc. ................       49,556

1,200    Tele-Communications, Inc.*..........       46,125

1,000    Tribune Co. ........................       68,813

1,100    Viacom, Inc.*.......................       64,075
                                               -----------

                                                   337,675
                                               -----------

         MEDICAL SUPPLIES - 1.5%

  400    Guidant Corp. ......................       28,525

3,700    Thermo Electron Corp.*..............      126,494
                                               -----------

                                                   155,019
                                               -----------

         METALS - 1.2%

1,500    Newell Co. .........................       74,719

1,000    Nucor Corp. ........................       46,000
                                               -----------

                                                   120,719
                                               -----------

         OIL & GAS - 5.3%

  500    Amoco...............................       20,813

  500    Ashland, Inc. ......................       25,812

  500    Baker Hughes, Inc. .................       17,281

  800    Chevron Corp. ......................       66,450

  500    Coastal Corp. ......................       34,906

1,800    Exxon...............................      128,363

  300    Helmerich & Payne, Inc. ............        6,675

  500    Mobil Corp. ........................       38,312

  800    Pennzoil............................       40,500

1,900    Schlumberger Ltd. ..................      129,794

1,200    Sun Co., Inc. ......................       46,575
                                               -----------

                                                   555,481
                                               -----------

                See accompanying notes to financial statements.

ENHANCED U.S. EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
(PERCENTAGES OF NET ASSETS)
JUNE 30, 1998

                                                  VALUE
SHARES                                          (NOTE 1)
------                                         -----------
         COMMON STOCKS (CONTINUED)
         PHARMACEUTICALS - 6.7%

1,000    Abbott Laboratories.................  $    40,875

1,000    American Home Products Corp. .......       51,750

2,000    Cardinal Health, Inc. ..............      187,500
  200    Genentech, Inc.*....................       13,575
1,400    Johnson & Johnson...................      103,250

2,200    Merck & Co, Inc. ...................      294,250
  455    PharMerica, Inc.*...................        5,488
                                               -----------

                                                   696,688
                                               -----------

         RESTAURANTS - 0.1%
1,000    Ryans Family Steak House, Inc.*.....       10,250
                                               -----------
         RETAILERS - 5.4%

  700    Costco Co., Inc.*...................       44,144

6,000    Dayton-Hudson Corp. ................      291,000

3,800    Wal-Mart Stores, Inc. ..............      230,850
                                               -----------

                                                   565,994
                                               -----------

                                                  VALUE
SHARES                                          (NOTE 1)
------                                         -----------

         TELEPHONE SYSTEMS - 4.9%

5,200    AT&T Corp. .........................  $   297,050

3,200    Bell Atlantic Corp. ................      146,000

  500    BellSouth Corporation...............       33,563

  700    WorldCom, Inc.*.....................       33,906
                                               -----------

                                                   510,519
                                               -----------

         TEXTILES, CLOTHING & FABRICS - 0.1%

  100    VF Corp. ...........................        5,150
                                               -----------

         TOTAL INVESTMENTS - 97.7%
         (Cost $8,470,180)...................   10,155,641

         Other Assets and Liabilities
           (net) - 2.3%......................      234,046
                                               -----------

         NET ASSETS - 100.0%.................  $10,389,687
                                               ===========

      NOTES TO THE PORTFOLIO OF INVESTMENTS:

      * Non-income producing security.

                See accompanying notes to financial statements.

M FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1998

                                                       EDINBURGH                  FRONTIER CAPITAL    ENHANCED
                                                       OVERSEAS     TURNER CORE     APPRECIATION     U.S. EQUITY
                                                      EQUITY FUND   GROWTH FUND         FUND            FUND
                                                      -----------   -----------   ----------------   -----------
ASSETS:
    Investments, at value (Note 1)* - see
      accompanying Portfolio of Investments.........  $7,423,289    $5,770,498      $21,823,251      $10,155,641
    Cash............................................     477,896       186,833        2,342,991          153,971
    Foreign currency, at value (Note 1)**...........       4,560        --             --                --
    Receivable from:
         Securities sold............................      --            11,023            1,400           50,775
         Dividends and interest.....................      32,540         4,711           15,482           14,971
         Investment Adviser (Note 2)................      27,628        37,080         --                 26,339
    Deferred organization expense...................      50,603        50,603           50,603           50,603
                                                      ----------    ----------      -----------      -----------
             Total assets...........................   8,016,516     6,060,748       24,233,727       10,452,300
                                                      ----------    ----------      -----------      -----------
LIABILITIES:
    Payable for:
         Securities purchased.......................      --             7,618          510,129           48,689
         Unrealized depreciation on forward foreign
           currency contracts (Note 6)..............           4        --             --                --
         Investment Adviser (Note 2)................      --            --               29,740          --
         Accrued expenses and other liabilities.....      14,740        17,923           15,371           13,924
                                                      ----------    ----------      -----------      -----------
             Total liabilities......................      14,744        25,541          555,240           62,613
                                                      ----------    ----------      -----------      -----------
NET ASSETS..........................................  $8,001,772    $6,035,207      $23,678,487      $10,389,687
                                                      ==========    ==========      ===========      ===========
NET ASSETS CONSIST OF:
    Paid-in capital.................................  $7,264,626    $4,665,662      $22,881,688      $ 8,359,806
    Undistributed net investment income
      (distributions in excess of net investment
      income).......................................      38,732         6,952          (16,667)          36,905
    Accumulated net realized gain (loss) on
      investments and foreign currency
      transactions..................................    (427,789)      272,139         (157,862)         307,515
    Net unrealized appreciation on investments,
      forward currency contracts, and net other
      assets........................................   1,126,203     1,090,454          971,328        1,685,461
                                                      ----------    ----------      -----------      -----------
NET ASSETS..........................................  $8,001,772    $6,035,207      $23,678,487      $10,389,687
                                                      ==========    ==========      ===========      ===========
SHARES OUTSTANDING..................................     715,623       370,877        1,564,203          585,233
                                                      ==========    ==========      ===========      ===========
Net asset value, offering price and redemption price
  per share.........................................  $    11.18    $    16.27      $     15.14      $     17.75
                                                      ==========    ==========      ===========      ===========
 * Cost of investments..............................  $6,296,989    $4,680,044      $20,851,923      $ 8,470,180
** Cost of foreign currency.........................  $    4,490        --             --                --

              See accompanying notes to the financial statements.

M FUND, INC.

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 1998

                                                     EDINBURGH                  FRONTIER CAPITAL    ENHANCED
                                                     OVERSEAS     TURNER CORE     APPRECIATION     U.S. EQUITY
                                                    EQUITY FUND   GROWTH FUND         FUND            FUND
                                                    -----------   -----------   ----------------   -----------
INVESTMENT INCOME:
    Interest.....................................    $   9,091     $  5,040        $  68,366       $    3,838
    Dividends*...................................       83,346       17,991           35,225           68,214
                                                     ---------     --------        ---------       ----------
             Total investment income.............       92,437       23,031          103,591           72,052
                                                     ---------     --------        ---------       ----------
EXPENSES:
    Investment Advisory fee (Note 2).............       37,502       10,293           93,988           24,054
    Custody and administration fees..............       69,362       57,116           58,349           56,268
    Professional fees............................       13,333       12,259           12,259           12,259
    Shareholder reporting........................        2,737        2,737            2,737            2,737
    Directors' fees and expenses.................        5,207        5,207            5,207            5,207
    Amortization of organization costs...........       10,208       10,208           10,208           10,208
    Other........................................        4,056        4,056            4,056            4,056
                                                     ---------     --------        ---------       ----------
             Total expenses......................      142,405      101,876          186,804          114,789
    Less: Expenses reimbursable by the Adviser
      (Note 2)...................................      (95,824)     (85,819)         (66,546)         (79,692)
                                                     ---------     --------        ---------       ----------
    Net operating expenses.......................       46,581       16,057          120,258           35,097
                                                     ---------     --------        ---------       ----------
NET INVESTMENT INCOME (LOSS).....................       45,856        6,974          (16,667)          36,955
                                                     ---------     --------        ---------       ----------
REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain (loss) on:
         Investment transactions.................     (171,175)     298,955         (100,846)         307,658
         Foreign currency transactions...........        4,633       --              --                --
                                                     ---------     --------        ---------       ----------
         Net realized gain (loss)................     (166,542)     298,955         (100,846)         307,658
                                                     ---------     --------        ---------       ----------
    Net change in unrealized appreciation
      (depreciation) on:
         Investments.............................      885,505      591,526          478,060        1,082,249
         Forward currency and net other asset....         (107)      --              --                --
                                                     ---------     --------        ---------       ----------
             Net change in unrealized
               appreciation during the period....      885,398      591,526          478,060        1,082,249
                                                     ---------     --------        ---------       ----------
NET REALIZED AND UNREALIZED GAIN.................      718,856      890,481          377,214        1,389,907
                                                     ---------     --------        ---------       ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.....................................    $ 764,712     $897,455        $ 360,547       $1,426,862
                                                     =========     ========        =========       ==========
* Net of foreign taxes withheld of:..............    $  11,683     $    175        $      14       $       57

              See accompanying notes to the financial statements.

M FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                 EDINBURGH OVERSEAS                    TURNER CORE
                                                     EQUITY FUND                       GROWTH FUND
                                           -------------------------------   -------------------------------
                                           SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                            JUNE 30, 1998     DECEMBER 31,    JUNE 30, 1998     DECEMBER 31,
                                             (UNAUDITED)          1997         (UNAUDITED)          1997
                                           ----------------   ------------   ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
    Net investment income (loss).........    $    45,856      $    40,332       $    6,974       $   10,026
    Net realized gain (loss) on
      investment and foreign currency
      transactions.......................       (166,542)        (148,305)         298,955          310,733
    Net change in unrealized appreciation
      on investments, forward currency
      contracts, foreign currency, and
      other assets.......................        885,398          165,207          591,526          418,627
                                             -----------      -----------       ----------       ----------
    Net increase (decrease) in net assets
      resulting from operations..........        764,712           57,234          897,455          739,386
                                             -----------      -----------       ----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income...........        -                (42,365)            (925)         (10,958)
    In excess of net investment income...        -                (17,077)         -                 -
    From net realized capital gains......        -                 -                (1,222)        (312,314)
    In excess of net realized capital
      gains..............................        -                 -               -                (25,594)
    Tax return of capital................        -                (25,490)         -                 -
                                             -----------      -----------       ----------       ----------
         Total distributions to
           shareholders..................        -                (84,932)          (2,147)        (348,866)
                                             -----------      -----------       ----------       ----------
FUND SHARE TRANSACTIONS (NOTE 4):
    Proceeds from shares sold............      2,343,845        4,061,904        1,908,934        1,883,531
    Net asset value of shares issued on
      reinvestment of distributions......        -                103,163            2,147          417,785
    Cost of shares repurchased...........     (1,140,770)      (1,280,581)        (591,324)        (874,625)
                                             -----------      -----------       ----------       ----------
    Net increase in net assets resulting
      from Fund share transactions.......      1,203,075        2,884,486        1,319,757        1,426,691
                                             -----------      -----------       ----------       ----------
TOTAL CHANGE IN NET ASSETS...............      1,967,787        2,856,788        2,215,065        1,817,211
NET ASSETS:
    Beginning of period..................      6,033,985        3,177,197        3,820,142        2,002,931
                                             -----------      -----------       ----------       ----------
    End of period *......................    $ 8,001,772      $ 6,033,985       $6,035,207       $3,820,142
                                             ===========      ===========       ==========       ==========
*   Including undistributed net
    investment income (distributions in
    excess of net investment income)
    of:..................................    $    38,732      $    (7,124)      $    6,952       $      903

              See accompanying notes to the financial statements.

M FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                FRONTIER CAPITAL                     ENHANCED U.S.
                                               APPRECIATION FUND                      EQUITY FUND
                                        --------------------------------    --------------------------------
                                        SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                         JUNE 30, 1998      DECEMBER 31,     JUNE 30, 1998      DECEMBER 31,
                                          (UNAUDITED)           1997          (UNAUDITED)           1997
                                        ----------------    ------------    ----------------    ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM:
OPERATIONS:
    Net investment income (loss)......    $   (16,667)      $   (11,254)      $    36,955        $   39,150
    Net realized gain (loss) on
      investment and foreign currency
      transactions....................       (100,846)          521,608           307,658           201,780
    Net change in unrealized
      appreciation on investments,
      forward currency contracts,
      foreign currency, and other
      assets..........................        478,060           328,082         1,082,249           467,676
                                          -----------       -----------       -----------        ----------
    Net increase (decrease) in net
      assets resulting from
      operations......................        360,547           838,436         1,426,862           708,606
                                          -----------       -----------       -----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income........        -                  -                   (932)          (39,983)
    In excess of net investment
      income..........................        -                  -                -                  -
    From net realized capital gains...       (125,049)         (391,663)          (28,674)         (204,015)
    In excess of net realized capital
      gains...........................        -                  -                -                  -
    Tax return of capital.............        -                  -                -                  -
                                          -----------       -----------       -----------        ----------
         Total distributions to
           shareholders...............       (125,049)         (391,663)          (29,606)         (243,998)
                                          -----------       -----------       -----------        ----------
FUND SHARE TRANSACTIONS (NOTE 4):
    Proceeds from shares sold.........      8,098,324        19,956,544         1,982,380         5,516,206
    Net asset value of shares issued
      on reinvestment of
      distributions...................        125,049           513,452            29,606           313,092
    Cost of shares repurchased........     (1,408,832)       (7,294,264)         (364,367)         (531,235)
                                          -----------       -----------       -----------        ----------
    Net increase in net assets
      resulting from Fund share
      transactions....................      6,814,541        13,175,732         1,647,619         5,298,063
                                          -----------       -----------       -----------        ----------
TOTAL CHANGE IN NET ASSETS............      7,050,039        13,622,505         3,044,875         5,762,671
NET ASSETS:
    Beginning of period...............     16,628,448         3,005,943         7,344,812         1,582,141
                                          -----------       -----------       -----------        ----------
    End of period *...................    $23,678,487       $16,628,448       $10,389,687        $7,344,812
                                          ===========       ===========       ===========        ==========
*   Including undistributed net
    investment income (distributions
    in excess of net investment
    income) of:.......................    $   (16,667)      $    -            $    36,905        $      882

              See accompanying notes to the financial statements.

M FUND, INC.
FINANCIAL HIGHLIGHTS

                                               EDINBURGH OVERSEAS                                   TURNER CORE
                                                  EQUITY FUND                                       GROWTH FUND
                                 ----------------------------------------------   -----------------------------------------------
                                 SIX MONTHS ENDED    YEAR ENDED    PERIOD ENDED   SIX MONTHS ENDED     YEAR ENDED    PERIOD ENDED
                                  JUNE 30, 1998     DECEMBER 31,   DECEMBER 31,     JUNE 30, 1998     DECEMBER 31,   DECEMBER 31,
                                   (UNAUDITED)          1997         1996(a)         (UNAUDITED)          1997         1996(a)
                                 ----------------   ------------   ------------   -----------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.......................       $ 9.96           $ 9.88         $10.00           $13.50            $11.60         $10.00
                                      ------           ------         ------           ------            ------         ------
INCOME FROM INVESTMENT
  OPERATIONS:
    Net investment income
      (loss)...................         0.18             0.07           0.06             0.06              0.04           0.06
    Net realized and unrealized
      gain (loss) on
      investments..............         1.04             0.15          (0.12)            2.72              3.22           1.94
                                      ------           ------         ------           ------            ------         ------
        Total from investment
          operations...........         1.22             0.22          (0.06)            2.78              3.26           2.00
                                      ------           ------         ------           ------            ------         ------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
    From net investment
      income...................           --            (0.07)         (0.06)           (0.00)(+)         (0.04)         (0.06)
    In excess of net investment
      income...................           --            (0.03)            --               --                --             --
    From net realized capital
      gains....................           --               --             --            (0.00)(+)         (1.22)         (0.34)
    In excess of net realized
      capital gains............           --               --             --               --             (0.10)            --
    Tax return of capital......           --            (0.04)            --               --                --             --
                                      ------           ------         ------           ------            ------         ------
        Total distributions....           --            (0.14)         (0.06)           (0.01)            (1.36)         (0.40)
                                      ------           ------         ------           ------            ------         ------
NET ASSET VALUE, END OF
  PERIOD.......................       $11.18           $ 9.96         $ 9.88           $16.27            $13.50         $11.60
                                      ======           ======         ======           ======            ======         ======
TOTAL RETURN...................        12.25%*           2.26%         (0.63)%*         20.56%*           28.32%         19.99%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's)..................       $8,002           $6,034         $3,177           $6,035            $3,820         $2,003
    Net expenses to average
      daily net assets before
      interest expense**.......         1.30%            1.30%          1.30%            0.70%             0.70%          0.70%
    Net expenses to average
      daily net assets after
      interest expense**.......         1.30%            1.30%          1.30%            0.70%             0.70%          0.78%
    Net investment income
      (loss) to average daily
      net assets**.............         1.28%            0.83%          0.67%            0.30%             0.34%          0.55%
    Portfolio turnover rate....           28%              74%            65%              90%              206%           258%
    Without the reimbursement
      of expenses by the
      adviser, the ratio of net
      expenses and net
      investment income (loss)
      to average net assets
      would have been:
        Expenses before
          interest expense**...         3.97%            4.94%          7.34%            4.44%             6.20%          8.51%
        Net investment income
          (loss)**.............        (1.39)%          (2.81)%        (5.37)%          (3.44)%           (5.16)%        (7.26)%

 (a) Funds commenced operations on January 4, 1996
(+) Distribution amount less than 0.01.
  * Not annualized
 ** Annualized for periods less than one year

              See accompanying notes to the financial statements.

M FUND, INC.
FINANCIAL HIGHLIGHTS

                                                FRONTIER CAPITAL                                   ENHANCED U.S.
                                               APPRECIATION FUND                                    EQUITY FUND
                                 ----------------------------------------------   -----------------------------------------------
                                 SIX MONTHS ENDED    YEAR ENDED    PERIOD ENDED   SIX MONTHS ENDED     YEAR ENDED    PERIOD ENDED
                                  JUNE 30, 1998     DECEMBER 31,   DECEMBER 31,     JUNE 30, 1998     DECEMBER 31,   DECEMBER 31,
                                   (UNAUDITED)          1997         1996(a)         (UNAUDITED)          1997         1996(a)
                                 ----------------   ------------   ------------   -----------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.......................      $ 14.92          $ 12.52         $10.00           $ 15.09           $11.85         $10.00
                                     -------          -------         ------           -------           ------         ------
INCOME FROM INVESTMENT
  OPERATIONS:
    Net investment income
      (loss)...................        (0.01)            0.00           0.00              0.14             0.08           0.12
    Net realized and unrealized
      gain (loss) on
      investments..............         0.31             2.76           3.03              2.57             3.78           2.25
                                     -------          -------         ------           -------           ------         ------
        Total from investment
          operations...........         0.30             2.76           3.03              2.71             3.86           2.37
                                     -------          -------         ------           -------           ------         ------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
    From net investment
      income...................           --               --             --             (0.00)(+)        (0.09)         (0.12)
    In excess of net investment
      income...................           --               --             --                --               --             --
    From net realized capital
      gains....................        (0.08)           (0.36)         (0.51)            (0.05)           (0.53)         (0.40)
    In excess of net realized
      capital gains............           --               --             --                --               --             --
    Tax return of capital......           --               --             --                --               --             --
                                     -------          -------         ------           -------           ------         ------
        Total distributions....        (0.08)           (0.36)         (0.51)            (0.05)           (0.62)         (0.52)
                                     -------          -------         ------           -------           ------         ------
NET ASSET VALUE, END OF
  PERIOD.......................      $ 15.14          $ 14.92         $12.52           $ 17.75           $15.09         $11.85
                                     =======          =======         ======           =======           ======         ======
TOTAL RETURN...................         2.02%*          22.13%         30.31%*           17.96%*          32.68%         23.67%*
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's)..................      $23,678          $16,628         $3,006           $10,390           $7,345         $1,582
    Net expenses to average
      daily net assets before
      interest expense**.......         1.15%            1.15%          1.15%             0.80%            0.80%          0.80%
    Net expenses to average
      daily net assets after
      interest expense**.......         1.15%            1.15%          1.20%             0.80%            0.80%          0.80%
    Net investment income
      (loss) to average daily
      net assets**.............        (0.16)%          (0.13)%        (0.30)%            0.84%            1.17%          1.43%
      Portfolio turnover
        rate...................           26%              61%           140%               28%              52%            79%
    Without the reimbursement
      of expenses by the
      adviser, the ratio of net
      expenses and net
      investment income (loss)
      to average net assets
      would have been:
        Expenses before
          interest**...........         1.79%            2.86%          8.19%             2.62%            5.42%         12.45%
        Net investment income
          (loss)**.............        (0.80)%          (1.84)%        (7.34)%           (0.98)%          (3.45)%       (10.22)%

 (a) Funds commenced operations on January 4, 1996
(+) Distribution amount less than 0.01.
  * Not annualized
 ** Annualized for periods less than one year

              See accompanying notes to the financial statements.

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

M Fund, Inc. (the "Company") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company consists of four separate diversified investment portfolios: Edinburgh Overseas Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Enhanced U.S. Equity Fund (the "Funds"), each of which is, in effect, a separate mutual fund. Each of the Funds commenced operations on January 4, 1996.

The Company offers its shares to separate accounts of certain insurance companies as the underlying funding vehicle for certain variable annuity and variable life insurance policies offered by members of M Financial Group and issued by certain life insurance companies affiliated with M Financial Group. Shares of the Company may also be sold to qualified pension and retirement plans. Currently shares of the Company are offered only to separate accounts funding variable annuity and variable life contracts issued by John Hancock Variable Life Insurance Co., Pacific Life Insurance Co. and New York Life Insurance Co.

Each Fund's investment objective is either long term capital appreciation or total return. Edinburgh Overseas Equity Fund's investment objective is long-term capital appreciation with reasonable investment risk through active management and investment in common stocks and common stock equivalents of foreign issuers. Turner Core Growth Fund seeks long-term capital appreciation through a diversified portfolio of common stocks that show strong earning potential with reasonable market prices. Frontier Capital Appreciation Fund seeks maximum capital appreciation through investment in common stocks of companies of all sizes, with emphasis on stocks of small to medium capitalization companies (i.e. companies with market capitalization of less than $3 billion). Enhanced U.S. Equity Fund's objective is above market total return through investment in common stock of companies perceived to provide a return higher than that of the S&P 500 at approximately the same level of investment risk as the S&P 500.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

PORTFOLIO VALUATION
Equity securities and other similar investments traded on a recognized U.S. or foreign securities exchange or the National Association of Securities Dealers Automated Quotation System (NASDAQ) are valued at their last sale price on the principal exchange on which they are traded or NASDAQ (if NASDAQ is the principal market for such securities). If no sale occurs, equities traded on a U.S. exchange or NASDAQ are valued at

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED) the mean between the closing bid and asked price. Equities traded on a foreign exchange, for which no sale occurs, are valued at the official bid price. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale occurs, at the mean between the last bid and asked price. Debt securities and other fixed-income investments of the Funds will be valued at prices supplied by independent pricing agents approved by the Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which there are no readily available market quotations or whose market value does not, in the investment adviser's opinion, reflect fair value, are valued at fair value using methods determined in good faith by the Board of Directors.

REPURCHASE AGREEMENTS
Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (i.e. collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Funds' Investment Adviser, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

FOREIGN CURRENCY
Edinburgh Overseas Equity Fund may invest in non-U.S. dollar denominated assets. Foreign currencies, investments and other assets and liabilities of the Fund are translated into U.S. dollars at the exchange rates available at twelve noon Eastern Time. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Fund does not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED) and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS
Edinburgh Overseas Equity Fund may enter into forward foreign currency exchange contracts. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at settlement date.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts can limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Most expenses of the Company can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between funds in the Company.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences, including the deferral of wash sales and the

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED) deferral of net realized capital losses recognized subsequent to October. Permanent differences relating to shareholder distributions will result in differing characterization of distributions made by each Fund and reclassifications to paid-in capital.

FEDERAL INCOME TAXES
Each Fund intends to continue to qualify as a regulated investment company, by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary. For federal income tax purposes, the Edinburgh Overseas Equity Fund had a capital loss carryforward of $20,515 expiring in 2004 and $133,846 expiring in 2005, as of December 31, 1997, which is available to offset future capital gains. The Edinburgh Overseas Equity Fund and the Turner Core Growth Fund elected to defer to their fiscal years ending December 31, 1998, $105,080 and $24,458, respectively, of losses recognized during the period November 1, 1997 to December 31, 1997.

2.  ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an investment advisory agreement (the "Advisory Agreement") with M Financial Investment Advisers, Inc. (the "Adviser"). The Advisory Agreement provides for the Funds to pay the Adviser a quarterly fee at an annual rate of the value of each Fund's average daily net assets as follows:

                      FUND                                 TOTAL ADVISORY FEES
-------------------------------------------------  -----------------------------------
Edinburgh Overseas Equity Fund...................  1.05% on the first $10 million
                                                   0.90% on the next $15 million
                                                   0.75% on the next $75 million
                                                   0.60% on amounts above $100 million
Turner Core Growth Fund..........................  0.45%
Frontier Capital Appreciation Fund...............  0.90%
Enhanced U.S. Equity Fund........................  0.55% on the first $25 million
                                                   0.45% on the next $75 million
                                                   0.30% on amounts above $100 million

The Adviser has engaged Edinburgh Fund Managers plc., Turner Investment Partners, Inc., Frontier Capital Management Company, Inc., and Franklin Portfolio Associates L.L.C. to act as sub-advisers to provide day to day portfolio management for the Edinburgh Overseas Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Enhanced U.S. Equity Fund, respectively.

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2.  ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES - (CONTINUED)
The Adviser has voluntarily undertaken to waive or otherwise reimburse the Edinburgh Overseas Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Enhanced U.S. Equity Fund for their operating expenses, exclusive of advisory fees, brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses, to the extent that they exceed 0.25% of the average daily net assets of the Fund through December 31, 1998.

No officer, director or employee of the Adviser, or sub-advisers receives any compensation from the Company for serving as a director or officer of the Company. The Company paid each Director who is not an officer or employee of the Adviser and their affiliates, $8,000 per annum plus $500 per meeting attended and reimbursed each such Director for travel and out-of-pocket expenses.

3.  PURCHASES AND SALES OF SECURITIES

Costs of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 1998, were as follows:

                                                            PURCHASES       SALES
                                                           -----------    ----------
Edinburgh Overseas Equity Fund...........................  $ 3,086,570    $1,884,553
Turner Core Growth Fund..................................    5,185,272     3,979,147
Frontier Capital Appreciation Fund.......................   12,694,358     4,780,154
Enhanced U.S. Equity Fund................................    4,110,136     2,409,289

At June 30, 1998, aggregated gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were as follows:

                                          FEDERAL       TAX BASIS       TAX BASIS
                                          INCOME        UNREALIZED      UNREALIZED     NET UNREALIZED
                                         TAX COST      APPRECIATION    DEPRECIATION     APPRECIATION
                                        -----------    ------------    ------------    --------------
Edinburgh Overseas Equity Fund........  $ 6,296,989     $1,602,640     $  (476,340)      $1,126,300
Turner Core Growth Fund...............    4,680,044      1,107,601         (17,147)       1,090,454
Frontier Capital Appreciation Fund....   20,851,923      3,039,320      (2,067,992)         971,328
Enhanced U.S. Equity Fund.............    8,470,180      1,880,783        (195,322)       1,685,461

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4.  SHARES OF BENEFICIAL INTEREST

At June 30, 1998 an unlimited number of shares of beneficial interest without par value were authorized. Changes in shares of beneficial interest were as follows:

                                     EDINBURGH OVERSEAS EQUITY FUND     TURNER CORE GROWTH FUND
                                     ------------------------------   ----------------------------
                                      SIX MONTHS           YEAR        SIX MONTHS         YEAR
                                         ENDED            ENDED           ENDED          ENDED
                                     JUNE 30, 1998     DECEMBER 31,   JUNE 30, 1998   DECEMBER 31,
                                      (UNAUDITED)          1997        (UNAUDITED)        1997
                                     -------------     ------------   -------------   ------------
Shares sold........................     217,833           400,630        130,102        146,803
Shares repurchased.................    (107,940)         (126,803)       (42,283)       (68,463)
Distributions reinvested...........      --                10,362            133         31,971
                                       --------          --------        -------        -------
Net increase.......................     109,893           284,189         87,952        110,311
Fund shares:
  Beginning of period..............     605,730           321,541        282,925        172,614
                                       --------          --------        -------        -------
  End of period....................     715,623           605,730        370,877        282,925
                                       ========          ========        =======        =======

                                    FRONTIER CAPITAL APPRECIATION FUND     ENHANCED U.S. EQUITY FUND
                                    -----------------------------------   ----------------------------
                                      SIX MONTHS              YEAR         SIX MONTHS         YEAR
                                         ENDED               ENDED            ENDED          ENDED
                                     JUNE 30, 1998        DECEMBER 31,    JUNE 30, 1998   DECEMBER 31,
                                      (UNAUDITED)             1997         (UNAUDITED)        1997
                                    ---------------      --------------   -------------   ------------
Shares sold.......................       533,315            1,325,768        119,140        369,645
Shares repurchased................       (91,904)            (487,715)       (22,371)       (38,550)
Distributions reinvested..........         8,348               36,393          1,672         22,172
                                       ---------            ---------        -------        -------
Net increase......................       449,759              874,446         98,441        353,267
Fund shares:
  Beginning of period.............     1,114,444              239,998        486,792        133,525
                                       ---------            ---------        -------        -------
  End of period...................     1,564,203            1,114,444        585,233        486,792
                                       =========            =========        =======        =======

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

5.  ORGANIZATION COSTS

Each Fund has borne all costs in connection with its organization. Such costs are being amortized on the straight-line method over a period of five years from the commencement of operations for each Fund. In the event that any of the initial shares of the Funds are redeemed during such amortization period, the Funds will be reimbursed for any unamortized costs in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

6.  FINANCIAL INSTRUMENTS

Edinburgh Overseas Equity Fund regularly trades financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to market risks, such as foreign currency exchange rates. These financial instruments are limited to forward currency exchange contracts. The notional or contractual amounts of these instruments represent the investments the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 1998, the Edinburgh Overseas Equity Fund had the following open forward currency exchange contracts:

                        SETTLEMENT                 MARKET    UNREALIZED
  TYPE      CURRENCY       DATE      $U.S. VALUE   VALUE    DEPRECIATION
--------  ------------  ----------   -----------   ------   ------------
Purchase  Swiss Franc    07/08/98       $901        $899        $(2)
Sale      Japanese Yen   07/01/98         78          80         (2)

7.  CONCENTRATION

At June 30, 1998, a substantial portion of the Edinburgh Overseas Equity Fund's net assets consist of securities denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Foreign securities are subject to greater price volatility, more limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States.

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

8.  BENEFICIAL INTEREST

At June 30, 1998, the ownership of each fund was as follows:

                                                              PERCENTAGE OF OWNERSHIP
                                          ----------------------------------------------------------------
                                                           JOHN HANCOCK        PACIFIC         NEW YORK
                                             M LIFE        VARIABLE LIFE        LIFE             LIFE
                                          INSURANCE CO.    INSURANCE CO.    INSURANCE CO.    INSURANCE CO.
                                          -------------    -------------    -------------    -------------
Edinburgh Overseas Equity Fund..........      28.5%            60.1%            11.4%              --
Turner Core Growth Fund.................      30.8%            36.0%            33.1%             0.1%
Frontier Capital Appreciation Fund......       6.9%            56.1%            36.7%             0.3%
Enhanced U.S. Equity Fund...............      18.6%            11.0%            69.4%             1.0%

9.  SUBSEQUENT EVENT

Effective July 1, 1998 the name of the Edinburgh Overseas Equity Fund was changed, pursuant to a vote of the majority of the Directors of the Company, to Brandes International Equity Fund. This change was made in connection with the change in Sub-adviser to Brandes Investment Partners L.P. replacing Edinburgh Fund Managers plc. The investment objective of the Brandes International Equity Fund is long-term capital appreciation. The Brandes International Equity Fund seeks to achieve its objective by investing principally in equity securities of foreign issuers.